Securities - Summary of Proceeds from Sales, Gross Gains, and Gross Losses on Sales of Securities Available for Sale (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 1	$ 1,724	$ 151	$ 2,905	$ 4,172	$ 1,444	$ 677
Gross realized losses		(338)	(313)	(436)	(436)	(273)	(18)
Realized gains (losses) on sale of securities available for sale, net	$ 1	$ 1,386	$ (162)	$ 2,469	$ 3,736	$ 1,171	$ 659